CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Dec. 27, 2014	Jun. 28, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.400	$ 0.210		$ 0.410	$ 0.400
Issuance of shares under employee stock plans (in shares)			15,639	76,492	89,574
Issuance of shares under stock grant programs (in shares)			77,970	30,808	49,536
Issuance of shares under deferred compensation plans (in shares)			49,337	43,914	37,437
Repurchase of shares (in shares)			105,012